DIGITAL ASSETS Q - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Crypto Asset, Activity [Line Items]
Digital assets	$ 4,164,534		$ 4,164,534		$ 2,928,225
Net gain / (loss) on digital assets	453,800	$ 112,000	570,500	$ 436,400
Restricted By Lock-Up Schedules
Crypto Asset, Activity [Line Items]
Restricted crypto assets	112,700		$ 112,700		59,900
Restricted By Lock-Up Schedules | Maximum
Crypto Asset, Activity [Line Items]
Restriction duration			2 years
Crypto Assets Staked
Crypto Asset, Activity [Line Items]
Restricted crypto assets	$ 261,900		$ 261,900		$ 371,700
Crypto Assets Staked | Maximum
Crypto Asset, Activity [Line Items]
Restriction duration			7 days		11 days
Coinbase
Crypto Asset, Activity [Line Items]
Percentage of digital assets issued	41.00%		41.00%
Aave
Crypto Asset, Activity [Line Items]
Percentage of digital assets issued	19.00%		19.00%		41.00%
Kamino
Crypto Asset, Activity [Line Items]
Percentage of digital assets issued	17.00%		17.00%		10.00%
Spark
Crypto Asset, Activity [Line Items]
Percentage of digital assets issued					18.00%